Changes in accounting policies	12 Months Ended
Dec. 31, 2018
Disclosure Of Changes In Accounting Policies [Abstract]
Disclosure of changes in accounting policies [text block]
3 Changes in accounting policies
IFRS 15 “Revenue from Contracts with Customers”, as well as the document “Clarifications to IFRS 15 Revenue from Contracts with Customers”, which set out the requirements for recognising and measuring revenue arising from contracts with customers (hereinafter IFRS 15) have been adopted starting from January 1, 2018, by recognising, in accordance with the transition requirements of the standard, the cumulative effect of initially applying IFRS 15 as an adjustment to the opening balance of equity as of January 1, 2018, taking into account the contracts existing at that date, without restating the comparative information. In particular, the adoption of IFRS 15 resulted in a decrease in equity of  €49 million arising from:

(i)
a negative change of  €103 million (€259 million before taxes) in the Exploration & Production segment, related to the accounting for amounts of production lifted by a partner within oil-&-gas operations different from its proportionate entitlement (the so-called lifting imbalances), by recognising revenue on the basis of the quantities actually sold (the so-called sales method) instead of the entitled quantities (the so-called entitlement method); costs are recognised on the basis of the quantities actually sold. Moreover the adoption of sales method resulted in the reclassification of underlifting assets (quantities lifted smaller than the entitled ones) and overlifting liabilities (quantities lifted higher than the entitled ones), represented as receivables and payables under the entitlement method, into the other assets and liabilities;

(ii)	a positive change of €60 million (€87 million before taxes), related to the capitalisation of the costs of obtaining contracts with customers in the Gas & Power segment, net of their amortisation;

(iii)	a negative change of €6 million of equity-accounted investments.

IFRS 9 “Financial Instruments” (hereinafter IFRS 9) has been adopted starting from January 1, 2018. As allowed by the transition requirements of the standard, considering also the complexity of the restatement at the beginning of the first comparative year without the use of hindsight, the impacts of the new classification and measurement requirements, including impairment, of financial assets, have been recognised as an adjustment to the opening balance of equity as of January 1, 2018, without restating the comparative information; with reference to hedge accounting, the adoption of the new requirements did not have significant impacts.
In particular, the adoption of IFRS 9 resulted in an increase in equity of  €294 million arising from the fair value measurement of investments in equity instruments previously measured at cost (€681 million), partially offset by the additional impairment losses (€356 million) of trade and other receivables (€427 million before taxes), recognised under the expected credit loss model and by the decrease of the carrying amount of equity-accounted investments (€31 million).
As indicated in the accounting policy for “Investments in equity instruments”, Eni elected to designate the investments in equity instruments, held as of January 1, 2018, as assets measured at FVTOCI.
Moreover, with reference to the classification and measurement of financial assets, Eni reclassified the portfolio of financial assets previously classified as available for sale into the financial assets measured at FVTPL (€207 million), on the basis of the facts and circumstances existing as of January 1, 2018.
The breakdown of the abovementioned quantitative effects and reclassifications
24
, deriving from the initial application,
as of January 1,
2018
25
, of IFRS 9 and IFRS 15, is as follows:

(€ million)
Selected line items only	December 31, 2017	Adoption of IFRS 9	Adoption of IFRS 15	Reclassifications	Total effect of the first application	As restated January 1, 2018
Current assets	36,433	(427)	(372)		(799)	35,634
- of which: Financial assets held for trading	6,012			207	207	6,219
- of which: Financial assets available for sale	207			(207)	(207)
- of which: Other current financial assets	316					316
- of which: Trade and other receivables	15,421	(427)	(372)	(466)	(1,265)	14,156
- of which: Other current assets	1,573			466	466	2,039
Non-current assets	78,172	721	247		968	79,140
- of which: Intangible assets	2,925		87		87	3,012
- of which: Equity-accounted investments	3,511	(31)	(6)		(37)	3,474
- of which: Other investments	219	681			681	900
- of which: Deferred tax assets	4,078	71	166		237	4,315
Current liabilities	24,735		(113)		(113)	24,622
- of which: Trade and other payables	16,748		(113)	(1,330)	(1,443)	15,305
- of which: Other current liabilities	1,515			1,330	1,330	2,845
Non-current liabilities	42,027		37		37	42,064
- of which: Deferred tax liabilities	5,900		37		37	5,937
Shareholders’ equity	48,079	294	(49)		245	48,324

With reference to year 2018, the application of the previous revenue recognition requirements does not have a significant impact on the Consolidated Financial Statements.

(24)
Under IFRS 15, short-term advances from customers have been reclassified from the line item “Trade and other payables” into the line item “Other current liabilities” of the balance sheet in order to present them together with the other current contract liabilities (e.g. customer loyalty programs, deferred income, etc.), already recognised within such line item.

(25)
The IFRIC Interpretation 22 “Foreign Currency Transactions and Advance Consideration” is also effective starting from January 1, 2018, but it did not have a significant impact on the Consolidated Financial Statements.

For each kind of financial assets adjusted/reclassified upon the initial application of IFRS 9, the table below provides for the following information: (i) the original measurement category determined in accordance with IAS 39; (ii) the new measurement category determined in accordance with IFRS 9; (iii) the carrying amounts determined in accordance with IAS 39, recognised as of December 31, 2017, and the carrying amounts determined in accordance with IFRS 9 as of January 1, 2018:

			Carrying				Carrying
	Classification	Classification	amount			Other	amount
(€ million)	under IAS 39	under IFRS 9	under IAS 39	Adjustments	Reclassifications	changes (*)	under IFRS 9
Financial assets
Financial assets held for trading	Held for trading	FVTPL	6,012		207		6,219
Financial assets available for sale	Available-for-sale	FVTPL	207		(207)
Trade and other receivables(**)	Financing receivables	Amortized cost	15,421	(427)		(838)	14,156
Other investments	Cost	FVTOCI	219	681			900
Total			21,859	254		(838)	21,275

(*)
Other changes result from the effects related to a different classification under IFRS 15 of receivables for underlifting which have been reclassified as other assets in application of the sales method

(**)
Compared to the values presented in the balance sheet at December 31, 2017, the item no longer includes financial receivables, which have been reclassified under the new item “Other current financial assets”

The adoption of the new requirements resulted in some updates of the line items presented in the financial statements; in particular:
•
in the profit and loss account: (i) as a consequence of the adoption of IFRS 9, an additional line item to present separately impairment losses/reversals of trade and other receivables (named “Net (impairment losses) reversals of trade and other receivables”) was presented; these items were previously recognised within the line item “Purchases, services and other”. Consequently, in order to have homogeneous comparative information, these items referred to the comparative years, determined in accordance with the superseded IAS 39, were reclassified into the new line item; and (ii) the line item “Net (impairments) reversals” was renamed as “Net (impairment losses) reversals of tangible and intangible assets”;

•
in the statement of comprehensive income (loss) an additional line item aimed to present subsequent change of minor investments measured at fair value with effects recognised in OCI, was presented within items that may not be reclassified subsequently to the profit and loss account.

Furthermore, the following changes have been made in the balance sheet:
•
the current financing receivables were reclassified out of the line item “Trade and other receivables” into the new line item “Other current financial assets”, both in the current and comparative year; this new presentation of the balance sheet was aimed, essentially, to present separately the trade and other exposures from the financial ones, being characterised by different originations, risk profiles and evaluation processes;

•	the breakdown of the items of Eni shareholders’ equity was updated to present separately the related most relevant items.